Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	78,101,205		77,365,156		76,492,272
Denominator used for basic earnings per share	78,101,205		77,365,156		76,492,272
Earnings per share-basic	$ 3.82		$ 1.96		$ 1.33
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	78,101,205		77,365,156		76,492,272
Employee stock options	7,918,231	[1]	9,526,853	[1]
Denominator used for diluted earnings per share	84,602,678		81,924,565		82,215,832
Earnings per share-diluted	$ 3.54		$ 1.85		$ 1.24
Common Class A
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-basic	$ 205,561		$ 104,055		$ 68,886
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	53,764,555		53,028,506		51,849,923
Denominator used for basic earnings per share	53,764,555		53,028,506		51,849,923
Earnings per share-basic	$ 3.82		$ 1.96		$ 1.33
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share	205,687		103,169		68,586
Effect of convertible senior notes	566
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-diluted after assumed conversion	206,253		103,169		68,586
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	92,922		48,641		33,039
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	53,764,555		53,028,506		51,849,923
Conversion of Class B to Class A ordinary shares	24,336,650		24,336,650		24,642,349
Employee stock options	6,297,183		4,559,409		5,723,560
Convertible senior notes	204,290
Denominator used for diluted earnings per share	84,602,678		81,924,565		82,215,832
Earnings per share-diluted	$ 3.54		$ 1.85		$ 1.24
Common Class A | Stock Conversion After Conversion Period
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-diluted after assumed conversion	299,175		151,810		101,625
Common Class B
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-basic	93,048		47,755		32,739
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	24,336,650		24,336,650		24,642,349
Denominator used for basic earnings per share	24,336,650		24,336,650		24,642,349
Earnings per share-basic	$ 3.82		$ 1.96		$ 1.33
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share	92,922		48,641		33,039
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-diluted after assumed conversion	92,922		48,641		33,039
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	24,336,650		24,336,650		24,642,349
Employee stock options	1,912,500		1,912,500		2,086,667
Denominator used for diluted earnings per share	26,249,150		26,249,150		26,729,016
Earnings per share-diluted	$ 3.54		$ 1.85		$ 1.24
Common Class B | Stock Conversion After Conversion Period
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-diluted after assumed conversion	$ 92,922		$ 48,641		$ 33,039

[1]	Included both Class A and Class B ordinary shares.